Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
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Cash and cash equivalents
6.	Cash and cash equivalents

	December 31, 2017 $	December 31, 2016 $
Cash at bank and on hand	293,437	282,021
Short-term bank deposits	186,064	601,150
	479,501	883,171